UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

U.S. Equity Research Fund

Investor Class (PRCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$26	0.49%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F108-053 8/26

U.S. Equity Research Fund

Investor Class (PRCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

U.S. Equity Research Fund

Advisor Class (PACOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$44	0.85%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F208-053 8/26

U.S. Equity Research Fund

Advisor Class (PACOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

U.S. Equity Research Fund

R Class (RRCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$62	1.18%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F408-053 8/26

U.S. Equity Research Fund

R Class (RRCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

U.S. Equity Research Fund

I Class (PCCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$19	0.36%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F358-053 8/26

U.S. Equity Research Fund

I Class (PCCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

U.S. Equity Research Fund

Z Class (PCUZX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1467-053 8/26

U.S. Equity Research Fund

Z Class (PCUZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund
PACOX U.S. Equity Research
Fund–
.
Advisor Class
RRCOX U.S. Equity Research
Fund–
.
R Class
PCCOX U.S. Equity Research
Fund–
.
I Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 67 .24 $ 58 .47 $ 46 .54 $ 36 .28 $ 45 .23 $ 36 .67
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .42 0 .41 0 .42 0 .36 0 .34
Net realized and
unrealized gain/
loss 7 .19 9 .14 11 .89 10 .38 ( 8 .85 ) 9 .90
Total from
investment
activities 7 .38 9 .56 12 .30 10 .80 ( 8 .49 ) 10 .24
Distributions
Net investment
income — ( 0 .42 ) ( 0 .37 ) ( 0 .54 ) ( 0 .32 ) ( 0 .31 )
Net realized gain — ( 0 .37 ) — — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 0 .79 ) ( 0 .37 ) ( 0 .54 ) ( 0 .46 ) ( 1 .68 )
NET ASSET
VALUE
End of period $ 74 .62 $ 67 .24 $ 58 .47 $ 46 .54 $ 36 .28 $ 45 .23

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10 .98% 16 .34% 26 .42% 29 .80% ( 18 .80 ) % 27 .98%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .49%
(4)
0 .45% 0 .45% 0 .44% 0 .45% 0 .42%
Net expenses
after waivers/
payments by
Price Associates 0 .49%
(4)
0 .45% 0 .45% 0 .44% 0 .45% 0 .42%
Net investment
income 0 .54%
(4)
0 .67% 0 .75% 1 .02% 0 .92% 0 .80%
Portfolio turnover
rate 27 .0% 47 .3% 37 .6% 47 .0% 45 .4% 27 .5%
Net assets, end of
period (in millions) $9,977 $9,309 $7,029 $4,377 $3,155 $4,047
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 67 .15 $ 58 .37 $ 46 .47 $ 36 .24 $ 45 .21 $ 36 .69
Investment
activities
Net investment
income
(1)(2)
0 .06 0 .18 0 .20 0 .28 0 .22 0 .16
Net realized and
unrealized gain/
loss 7 .18 9 .12 11 .86 10 .36 ( 8 .85 ) 9 .87
Total from
investment
activities 7 .24 9 .30 12 .06 10 .64 ( 8 .63 ) 10 .03
Distributions
Net investment
income — ( 0 .15 ) ( 0 .16 ) ( 0 .41 ) ( 0 .20 ) ( 0 .14 )
Net realized gain — ( 0 .37 ) — — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 0 .52 ) ( 0 .16 ) ( 0 .41 ) ( 0 .34 ) ( 1 .51 )
NET ASSET
VALUE
End of period $ 74 .39 $ 67 .15 $ 58 .37 $ 46 .47 $ 36 .24 $ 45 .21

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10 .78% 15 .92% 25 .94% 29 .37% ( 19 .11 ) % 27 .39%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .85%
(4)
0 .83% 0 .83% 0 .78% 0 .82% 0 .86%
Net expenses
after waivers/
payments by
Price Associates 0 .85%
(4)
0 .83% 0 .83% 0 .78% 0 .82% 0 .86%
Net investment
income 0 .18%
(4)
0 .29% 0 .37% 0 .68% 0 .55% 0 .37%
Portfolio turnover
rate 27 .0% 47 .3% 37 .6% 47 .0% 45 .4% 27 .5%
Net assets, end
of period (in
thousands) $62,017 $58,383 $62,380 $48,264 $36,895 $35,556
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 66 .29 $ 57 .69 $ 45 .97 $ 35 .90 $ 44 .82 $ 36 .42
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .05 ) ( 0 .02 ) 0 .01 0 .15 0 .10 0 .07
Net realized and
unrealized gain/
loss 7 .07 8 .99 11 .71 10 .26 ( 8 .77 ) 9 .80
Total from
investment
activities 7 .02 8 .97 11 .72 10 .41 ( 8 .67 ) 9 .87
Distributions
Net investment
income — — — ( 0 .34 ) ( 0 .11 ) ( 0 .10 )
Net realized gain — ( 0 .37 ) — — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 0 .37 ) — ( 0 .34 ) ( 0 .25 ) ( 1 .47 )
NET ASSET
VALUE
End of period $ 73 .31 $ 66 .29 $ 57 .69 $ 45 .97 $ 35 .90 $ 44 .82

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10 .59% 15 .54% 25 .49% 29 .00% ( 19 .35 ) % 27 .15%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .18%
(4)
1 .16% 1 .17% 1 .08% 1 .12% 1 .09%
Net expenses
after waivers/
payments by
Price Associates 1 .18%
(4)
1 .16% 1 .17% 1 .08% 1 .12% 1 .09%
Net investment
income (loss) ( 0 .15 ) %
(4)
( 0 .03 ) % 0 .02% 0 .38% 0 .25% 0 .17%
Portfolio turnover
rate 27 .0% 47 .3% 37 .6% 47 .0% 45 .4% 27 .5%
Net assets, end
of period (in
thousands) $131,622 $128,986 $133,468 $117,609 $81,938 $97,801
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 67 .38 $ 58 .55 $ 46 .58 $ 36 .30 $ 45 .25 $ 36 .68
Investment
activities
Net investment
income
(1)(2)
0 .23 0 .49 0 .46 0 .46 0 .40 0 .37
Net realized and
unrealized gain/
loss 7 .21 9 .17 11 .92 10 .39 ( 8 .85 ) 9 .91
Total from
investment
activities 7 .44 9 .66 12 .38 10 .85 ( 8 .45 ) 10 .28
Distributions
Net investment
income — ( 0 .46 ) ( 0 .41 ) ( 0 .57 ) ( 0 .36 ) ( 0 .34 )
Net realized gain — ( 0 .37 ) — — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 0 .83 ) ( 0 .41 ) ( 0 .57 ) ( 0 .50 ) ( 1 .71 )
NET ASSET
VALUE
End of period $ 74 .82 $ 67 .38 $ 58 .55 $ 46 .58 $ 36 .30 $ 45 .25

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
11 .04% 16 .49% 26 .56% 29 .91% ( 18 .72 ) % 28 .09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .37%
(4)
0 .34% 0 .34% 0 .35% 0 .35% 0 .34%
Net expenses
after waivers/
payments by
Price Associates 0 .36%
(4)
0 .34% 0 .34% 0 .35% 0 .35% 0 .34%
Net investment
income 0 .67%
(4)
0 .79% 0 .86% 1 .11% 1 .03% 0 .88%
Portfolio turnover
rate 27 .0% 47 .3% 37 .6% 47 .0% 45 .4% 27 .5%
Net assets, end of
period (in millions) $8,346 $6,851 $6,386 $4,830 $4,162 $4,519
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET
VALUE
Beginning of period $ 67 .91 $ 58 .99 $ 46 .44 $ 36 .17 $ 45 .09 $ 46 .17
Investment
activities
Net investment
income
(2)(3)
0 .36 0 .70 0 .55 0 .58 0 .54 0 .06
Net realized and
unrealized gain/
loss 7 .27 9 .26 12 .00 10 .39 ( 8 .83 ) 0 .70
Total from
investment
activities 7 .63 9 .96 12 .55 10 .97 ( 8 .29 ) 0 .76
Distributions
Net investment
income — ( 0 .67 ) — ( 0 .70 ) ( 0 .49 ) ( 0 .47 )
Net realized gain — ( 0 .37 ) — — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 1 .04 ) — ( 0 .70 ) ( 0 .63 ) ( 1 .84 )
NET ASSET
VALUE
End of period $ 75 .54 $ 67 .91 $ 58 .99 $ 46 .44 $ 36 .17 $ 45 .09

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
11 .24% 16 .87% 27 .02% 30 .37% ( 18 .44 ) % 1 .70%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .94%
(5)
1 .99% 0 .33% 0 .34% 0 .34% 0 .33%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 1 .03%
(5)
1 .12% 1 .12% 1 .43% 1 .42% 1 .33%
(5)
Portfolio turnover
rate 27 .0% 47 .3% 37 .6% 47 .0% 45 .4% 27 .5%
Net assets, end
of period (in
thousands) $18 $16 $14 $1,325,814 $3,922,679 $787,784
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  9.8%
Entertainment  1.0%
Live Nation Entertainment (1) 73,683 13,492
Netflix (1) 1,603,259 114,473
Spotify Technology (1) 19,973 9,170
TKO Group Holdings  151,407 30,480
Walt Disney  227,682 21,914
189,529
Interactive Media & Services  8.1%
Alphabet, Class A  1,374,948 491,365
Alphabet, Class C  1,768,270 624,783
Meta Platforms, Class A  667,339 375,905
1,492,053
Wireless Telecommunication Services  0.7%
T-Mobile U.S.  779,671 130,774
130,774
Total Communication Services 1,812,356
CONSUMER DISCRETIONARY  9.0%
Automobiles  1.9%
General Motors  336,724 25,955
Tesla (1) 786,566 330,829
356,784
Broadline Retail  3.7%
Amazon.com (1) 2,882,453 687,004
687,004
Hotels, Restaurants & Leisure  1.5%
Airbnb, Class A (1) 49,357 7,063
Booking Holdings  284,410 50,693
Chipotle Mexican Grill (1) 747,205 25,405
DoorDash , Class A (1) 69,235 12,776
Hilton Worldwide Holdings  127,134 42,013
Las Vegas Sands  172,505 7,968
McDonald's  234,734 63,451
Royal Caribbean Cruises  56,591 17,969
Starbucks  192,219 19,643
Viking Holdings (1) 136,940 14,334
Yum! Brands  158,966 25,412
286,727

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Durables  0.2%
Toll Brothers  174,199 28,699
28,699
Specialty Retail  1.7%
AutoZone (1) 8,025 25,647
Carvana (1) 394,745 25,982
Home Depot  309,899 109,295
Lowe's  126,326 27,854
O'Reilly Automotive (1) 358,938 33,055
Ross Stores  119,417 25,418
TJX  357,316 54,133
Tractor Supply  175,166 5,537
Ulta Beauty (1) 27,056 12,202
319,123
Total Consumer Discretionary 1,678,337
CONSUMER STAPLES  4.3%
Beverages  1.0%
Coca-Cola  1,296,740 105,386
Keurig Dr Pepper  658,462 21,552
Monster Beverage (1) 214,347 20,603
PepsiCo  248,429 33,637
181,178
Consumer Staples Distribution & Retail  1.5%
Costco Wholesale  132,243 123,709
Sysco  19,100 1,597
Target  34,462 4,501
Walmart  1,267,396 143,545
273,352
Food Products  0.2%
McCormick  114,730 5,785
Mondelez International, Class A  518,242 29,975
35,760
Household Products  0.8%
Colgate-Palmolive  372,678 34,167
Procter & Gamble  752,276 110,314
144,481
Personal Care Products  0.2%
Estee Lauder, Class A  252,113 19,904
Unilever, ADR  404,519 24,320
44,224

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco  0.6%
Altria Group  375,683 27,031
Philip Morris International  506,132 91,564
118,595
Total Consumer Staples 797,590
ENERGY  3.1%
Energy Equipment & Services  0.3%
Baker Hughes  328,165 18,213
SLB  601,957 27,985
46,198
Oil, Gas & Consumable Fuels  2.8%
Chevron  628,377 104,160
ConocoPhillips  580,503 60,349
Diamondback Energy  132,401 23,273
EOG Resources  135,077 17,524
EQT  392,773 20,884
Exxon Mobil  1,049,804 143,529
Kinder Morgan  113,300 3,622
Marathon Petroleum  90,800 23,215
Phillips 66  93,120 15,742
Targa Resources  121,110 32,474
Valero Energy  87,629 22,822
Williams  579,457 43,077
510,671
Total Energy 556,869
FINANCIALS  12.3%
Banks  3.5%
Bank of America  2,199,314 125,317
Citigroup  742,492 103,919
Fifth Third Bancorp  383,543 21,621
Huntington Bancshares  1,216,423 21,567
JPMorgan Chase  723,995 236,985
KeyCorp  647,332 14,921
Popular  52,336 8,593
U.S. Bancorp  936,806 56,583
Wells Fargo  498,575 41,202
Western Alliance Bancorp  123,054 10,115
640,823
Capital Markets  3.0%
Ares Management, Class A  152,115 16,932
Bank of New York Mellon  320,736 46,382

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blackrock  42,929 41,279
Blackstone  56,870 6,692
Charles Schwab  636,352 58,716
Goldman Sachs Group  66,007 66,757
Interactive Brokers Group, Class A  105,700 9,200
Intercontinental Exchange  291,977 35,945
Invesco  300,110 7,920
KKR  328,747 30,172
LPL Financial Holdings  29,011 8,172
Moody's  59,444 26,923
Morgan Stanley  417,121 87,195
MSCI  23,776 13,315
Robinhood Markets, Class A (1) 168,637 16,911
S&P Global  82,045 33,414
TPG (2) 322,208 13,066
Tradeweb Markets, Class A  325,343 32,424
551,415
Consumer Finance  0.5%
American Express  102,570 34,694
Capital One Financial  243,730 48,897
83,591
Financial Services  3.3%
Apollo Global Management  98,862 11,696
Berkshire Hathaway, Class B (1) 302,355 151,295
Block (1) 737,556 56,054
Corpay  (1) 76,085 25,357
Equitable Holdings  534,280 23,444
Fiserv (1) 189,632 9,302
Global Payments  73,202 5,312
Mastercard, Class A  387,187 198,859
Visa, Class A  353,619 121,323
Voya Financial  179,363 16,238
618,880
Insurance  2.0%
Allstate  180,284 42,897
American International Group  343,289 25,585
Aon, Class A  172,788 57,312
Arthur J Gallagher  18,500 4,247
Axis Capital Holdings  146,964 15,790
Chubb  210,437 71,704
Marsh & McLennan  367,613 61,270
MetLife  459,221 38,855

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progressive  80,573 17,601
Willis Towers Watson  127,338 33,283
368,544
Total Financials 2,263,253
HEALTH CARE  9.0%
Biotechnology  1.9%
AbbVie  456,858 114,964
Amgen  139,578 50,544
Biogen (1) 28,061 6,063
Gilead Sciences  487,114 61,542
Moderna (1) 421,300 29,504
Natera  (1) 103,325 28,047
Regeneron Pharmaceuticals  17,630 10,993
Vertex Pharmaceuticals (1) 85,676 42,558
344,215
Health Care Equipment & Supplies  1.0%
Abbott Laboratories  545,228 49,474
Becton Dickinson & Company  25,600 3,874
Boston Scientific (1) 404,038 17,244
Dexcom (1) 50,700 3,415
Edwards Lifesciences (1) 125,395 11,343
GE HealthCare Technologies  60,800 3,892
IDEXX Laboratories (1) 10,100 5,317
Intuitive Surgical (1) 92,153 36,647
Medtronic  310,103 24,259
Stryker  111,128 34,988
190,453
Health Care Providers & Services  1.8%
BrightSpring Health Services (1) 161,161 11,239
Cardinal Health  111,078 26,388
Cencora 91,297 25,835
Centene (1) 175,034 11,236
CVS Health  543,498 56,225
Elevance Health  74,115 28,663
Guardant Health (1) 171,426 25,719
Humana  9,400 3,734
McKesson  4,508 3,406
Quest Diagnostics  8,216 1,741
Tenet Healthcare (1) 99,477 18,610
UnitedHealth Group  305,835 127,114
339,910

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.0%
Veeva Systems, Class A (1) 46,200 8,199
8,199
Life Sciences Tools & Services  0.7%
Agilent Technologies  42,100 5,592
Charles River Laboratories International (1) 82,096 18,618
Danaher  155,491 29,618
IQVIA Holdings (1) 6,866 1,327
Thermo Fisher Scientific  100,316 50,294
Waters (1) 27,458 10,298
West Pharmaceutical Services  33,932 12,182
127,929
Pharmaceuticals  3.6%
Bristol-Myers Squibb  875,569 50,450
Chugai Pharmaceutical, ADR (2) 629,987 14,540
Eli Lilly  238,131 285,621
Johnson & Johnson  669,245 169,968
Merck  695,491 89,371
Pfizer  926,017 22,299
Viatris 1,418,521 22,526
Zoetis  48,000 3,449
658,224
Total Health Care 1,668,930
INDUSTRIALS & BUSINESS SERVICES  8.3%
Aerospace & Defense  2.1%
Axon Enterprise (1) 41,916 23,499
Boeing (1) 298,592 64,636
General Electric  365,610 136,639
Honeywell Aerospace (1) 30,299 6,699
Howmet Aerospace  163,600 43,985
L3Harris Technologies  63,374 18,416
Northrop Grumman  81,860 41,692
RTX  234,641 44,518
TransDigm Group  12,913 17,201
397,285
Air Freight & Logistics  0.0%
CH Robinson Worldwide  29,100 5,481
5,481
Building Products  0.4%
Carrier Global  300,140 22,015
Johnson Controls International  191,798 28,024

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Madison Air Solutions, Class A (1) 120,427 4,697
Trane Technologies  53,940 26,493
81,229
Commercial Services & Supplies  0.3%
Cintas  122,140 20,774
Republic Services  24,800 5,284
Waste Connections  57,094 9,517
Waste Management  88,690 19,767
55,342
Construction & Engineering  0.1%
API Group (1) 180,765 7,655
Comfort Systems USA  5,700 11,297
18,952
Electrical Equipment  1.4%
Eaton  144,417 61,539
Emerson Electric  219,023 31,353
GE Vernova 46,097 54,157
Innio  (1) 297,497 11,766
Nextpower , Class A (1) 72,300 8,614
Vertiv Holdings, Class A  187,491 62,776
Vicor  (1) 54,900 20,850
251,055
Ground Transportation  0.9%
Canadian National Railway (2) 194,887 23,238
CSX  1,150,787 54,697
Fedex Freight Holding (1) 21,454 3,240
Old Dominion Freight Line  192,369 41,667
Saia (1) 84,510 35,592
Uber Technologies (1) 239,693 17,296
175,730
Industrial Conglomerates  0.1%
Honeywell International  71,999 16,121
16,121
Machinery  2.5%
Caterpillar  151,340 161,162
Deere  112,443 71,326
Dover  56,382 12,645
Esab 176,342 17,393
Fortive 611,345 37,347
Ingersoll Rand  276,286 22,653
Middleby  (1) 116,418 20,025

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PACCAR  398,522 47,870
Parker-Hannifin  62,782 61,408
Stanley Black & Decker  104,736 9,858
461,687
Passenger Airlines  0.1%
United Airlines Holdings (1) 202,103 27,484
27,484
Professional Services  0.2%
Booz Allen Hamilton Holding  129,230 7,840
Equifax  70,271 11,154
Verisk Analytics  69,790 12,529
31,523
Trading Companies & Distributors  0.2%
SiteOne Landscape Supply (1) 69,061 7,901
W.W. Grainger  21,045 28,630
36,531
Total Industrials & Business Services 1,558,420
INFORMATION TECHNOLOGY  38.6%
Communications Equipment  1.3%
Arista Networks (1) 254,769 43,280
Ciena  (1) 7,577 3,717
Cisco Systems  1,359,210 159,653
F5 (1) 17,500 7,279
Lumentum Holdings (1) 6,277 5,386
Motorola Solutions  47,268 19,630
Viavi Solutions (1) 175,900 8,399
247,344
Electronic Equipment, Instruments & Components  2.1%
Amphenol, Class A  511,488 90,185
Coherent (1) 82,954 32,723
Corning  341,162 87,143
Flex (1) 172,300 27,925
Jabil  71,466 27,549
Keysight Technologies (1) 102,660 35,938
TE Connectivity  182,357 36,765
Teledyne Technologies (1) 63,054 42,051
380,279
IT Services  0.1%
Shopify, Class A (1) 100,200 11,441
11,441

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  20.1%
Advanced Micro Devices (1) 565,122 328,285
Analog Devices  140,652 55,863
Applied Materials  279,138 201,817
Astera Labs (1) 90,200 43,568
Broadcom  1,296,205 489,641
Credo Technology Group Holding (1) 145,500 39,569
Entegris 58,500 10,522
GLOBALFOUNDRIES  428,200 35,288
Intel (1) 1,749,117 244,229
KLA  396,320 119,574
Lam Research  294,443 127,591
Marvell Technology  368,334 109,723
Micron Technology  344,162 397,263
Monolithic Power Systems  19,181 26,515
NVIDIA  6,836,576 1,367,931
ON Semiconductor (1) 35,300 3,337
Qnity Electronics  85,186 13,912
QUALCOMM  97,318 17,983
Teradyne  53,284 25,781
Texas Instruments  159,917 47,666
Tower Semiconductor (1) 65,500 17,072
3,723,130
Software  6.7%
AppLovin , Class A (1) 103,784 53,473
Autodesk (1) 49,725 9,667
Cadence Design Systems (1) 34,738 13,038
Crowdstrike Holdings, Class A (1) 73,532 56,115
Datadog, Class A (1) 79,300 20,646
Descartes Systems Group (1) 234,789 16,257
Fair Isaac (1) 4,400 5,257
Intuit  57,555 15,022
Microsoft  2,154,573 803,699
Oracle  495,431 72,605
Palantir Technologies, Class A (1) 12,654 1,476
Palo Alto Networks (1) 235,982 80,475
PTC (1) 33,625 3,820
Salesforce  281,890 44,161
ServiceNow (1) 348,844 34,633
Workday, Class A (1) 45,300 5,546
1,235,890

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  8.3%
Apple  4,159,163 1,203,495
Dell Technologies, Class C  120,231 51,875
Sandisk  (1) 59,902 136,201
Seagate Technology Holdings  86,007 82,997
Western Digital  96,880 61,879
1,536,447
Total Information Technology 7,134,531
MATERIALS  1.9%
Chemicals  0.9%
Albemarle  92,500 12,490
CF Industries Holdings  59,670 6,460
Corteva  183,380 15,531
Linde  178,896 92,836
Mosaic  353,170 7,484
RPM International  22,608 2,513
Sherwin-Williams  74,603 25,687
163,001
Construction Materials  0.2%
CRH  188,205 20,138
Martin Marietta Materials  34,313 19,788
39,926
Containers & Packaging  0.2%
Ball  208,531 13,012
International Paper  379,142 14,445
Packaging Corp. of America  52,815 12,585
40,042
Metals & Mining  0.5%
Agnico Eagle Mines  85,339 13,239
Franco-Nevada  81,670 17,023
Freeport-McMoRan  510,160 32,084
MP Materials (1)(2) 167,900 9,404
Steel Dynamics  110,277 25,304
97,054
Paper & Forest Products  0.1%
West Fraser Timber (2) 163,288 11,053
11,053
Total Materials 351,076

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.4%
Welltower, REIT  355,023 80,580
80,580
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  111,673 15,128
Rexford Industrial Realty, REIT  143,208 4,798
19,926
Office Real Estate Investment Trusts  0.0%
BXP, REIT  122,661 8,134
8,134
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 129,829 17,487
17,487
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  69,568 13,127
Equity LifeStyle Properties, REIT  49,192 3,171
Essex Property Trust, REIT  43,151 12,582
Sun Communities, REIT  31,908 3,826
32,706
Retail Real Estate Investment Trusts  0.1%
Federal Realty Investment Trust, REIT  78,994 9,751
Simon Property Group, REIT  71,319 15,951
25,702
Specialized Real Estate Investment Trusts  0.4%
American Tower, REIT  44,213 7,232
CubeSmart , REIT  104,313 4,149
Equinix, REIT  42,543 44,346
Public Storage, REIT  67,171 21,381
77,108
Total Real Estate 261,643
UTILITIES  2.2%
Electric Utilities  1.2%
Alliant Energy  506,424 38,635
Constellation Energy  17,241 4,282
NextEra Energy  759,290 66,643
PG&E  1,209,521 20,344
Southern  577,427 55,266
Xcel Energy  483,909 38,858
224,028

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  92,743 15,977
15,977
Independent Power & Renewable Electricity
Producers  0.2%
Vistra 196,405 31,156
31,156
Multi-Utilities  0.7%
Ameren  136,208 15,397
CMS Energy  161,446 12,350
Consolidated Edison  272,970 30,199
Dominion Energy  278,000 18,985
DTE Energy  115,600 17,614
Sempra  381,533 35,372
129,917
Total Utilities 401,078
Total Common Stocks (Cost $11,148,631) 18,484,083
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.69% (3)(4) 13,142,423 13,142
13,142
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.571%, 7/30/26 (5) 258,000 257
U.S. Treasury Bills, 3.623%, 8/4/26 (5) 5,630,000 5,611
U.S. Treasury Bills, 3.654%, 10/22/26 (5) 6,000,000 5,930
11,798
Total Short-Term Investments (Cost $24,943) 24,940

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(4) 1,153,420 1,153
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,153
Total Securities Lending Collateral (Cost $1,153) 1,153
Total Investments in Securities
100.0% of Net Assets
(Cost $11,174,727) $ 18,510,176
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2026.
(3) Seven-day yield
(4) Affiliated Companies
(5) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 78 S&P 500 E-Mini Index contracts 9/26 29,438 $ 97
Net payments (receipts) of variation margin to date 90
Variation margin receivable (payable) on open futures contracts $ 187

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 1,171
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 1,171+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 44,654  ¤  ¤ $ 13,142
T. Rowe Price Treasury
Reserve Fund, 3.66% 36,016  ¤  ¤ 1,153
Total $ 14,295^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,171 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,295.

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,174,727) $ 18,510,176
Receivable for investment securities sold 97,454
Receivable for shares sold 27,700
Dividends receivable 7,635
Variation margin receivable on futures contracts 187
Foreign currency (cost $107) 107
Due from affiliates 81
Other assets 465
Total assets 18,643,805
Liabilities
Payable for investment securities purchased 98,579
Payable for shares redeemed 18,288
Investment management fees payable 4,892
Obligation to return securities lending collateral 1,153
Payable to directors 10
Other liabilities 4,384
Total liabilities 127,306
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 18,516,499

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 7,516,517
Paid-in capital applicable to 247,862,539 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 10,999,982
NET ASSETS $ 18,516,499
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,977,233; Shares outstanding:
133,698,300) $ 74.62
Advisor Class
(Net assets: $62,017; Shares outstanding: 833,652) $ 74.39
R Class
(Net assets: $131,622; Shares outstanding: 1,795,295) $ 73.31
I Class
(Net assets: $8,345,609; Shares outstanding:
111,535,058) $ 74.82
Z Class
(Net assets: $18; Shares outstanding: 234) $ 75.54

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $122) $ 87,448
.
  Interest 178
Securities lending 111
Other 2
Total income 87,739
Expenses
Investment management 27,444
Shareholder servicing
Investor Class $ 5,816
Advisor Class 69
R Class 202
I Class 247 6,334
Rule 12b-1 fees
Advisor Class 72
R Class 316 388
Prospectus and shareholder reports
Investor Class 79
Advisor Class 1
R Class 1
I Class 57 138
Proxy and annual meeting 2,926
Custody and accounting 254
Registration 172
Directors 23
Legal and audit 13
Miscellaneous 60
Waived / paid by Price Associates (356)
Total expenses 37,396
Net investment income 50,343

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 256,808
Futures 7,881
Foreign currency transactions (6)
Net realized gain 264,683
Change in net unrealized gain / loss
Securities 1,520,489
Futures (156)
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 1,520,334
Net realized and unrealized gain / loss 1,785,017
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,835,360

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 50,343 $ 105,651
Net realized gain 264,683 504,664
Change in net unrealized gain / loss 1,520,334 1,659,071
Increase in net assets from operations 1,835,360 2,269,386
Distributions to shareholders
Net earnings
Investor Class – (107,847)
Advisor Class – (446)
R Class – (722)
I Class – (82,791)
Decrease in net assets from distributions – (191,806)
Capital share transactions
*
Shares sold
Investor Class 1,004,852 3,395,894
Advisor Class 8,056 16,393
R Class 8,545 19,736
I Class 1,425,105 2,361,693
Distributions reinvested
Investor Class – 106,718
Advisor Class – 442
R Class – 721
I Class – 81,306
Shares redeemed
Investor Class (1,347,934) (2,366,553)
Advisor Class (10,483) (28,875)
R Class (18,742) (43,012)
I Class (735,407) (2,885,709)
Increase in net assets from capital share
transactions 333,992 658,754

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 2,169,352 2,736,334
Beginning of period 16,347,147 13,610,813
End of period $ 18,516,499 $ 16,347,147
*Share information (000s)
Shares sold
Investor Class 14,582 56,198
Advisor Class 117 268
R Class 126 331
I Class 20,592 39,441
Distributions reinvested
Investor Class – 1,576
Advisor Class – 7
R Class – 11
I Class – 1,198
Shares redeemed
Investor Class (19,322) (39,564)
Advisor Class (152) (475)
R Class (277) (709)
I Class (10,736) (48,018)
Increase in shares outstanding 4,930 10,264

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity
Research Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-
term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class (Advisor Class), the U.S. Equity
Research Fund–R Class (R Class), the U.S. Equity Research Fund–I Class
(I Class) and the U.S. Equity Research Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. Equity Research Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE U.S. Equity Research Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE U.S. Equity Research Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,484,083 $ — $ — $ 18,484,083
Short-Term Investments 13,142 11,798 — 24,940
Securities Lending Collateral 1,153 — — 1,153
Total Securities 18,498,378 11,798 — 18,510,176
Futures Contracts* 97 — — 97
Total $ 18,498,475 $ 11,798 $ — $ 18,510,273
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 97
*
Total $ 97
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 7,881
Total $ 7,881
Change in Unrealized
Gain (Loss)
Equity derivatives $ (156)
Total $ (156)

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $1,978,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement

T. ROWE PRICE U.S. Equity Research Fund

of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $21,826,000; the aggregate value of collateral was $22,098,000 and consisted of cash collateral and related investments of $1,153,000 and U.S.
government securities of $20,945,000.

T. ROWE PRICE U.S. Equity Research Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,107,242,000 and
$4,614,651,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $11,309,419,000. Net unrealized gain aggregated $7,200,854,000 at period-end, of which $7,537,319,000 related to appreciated investments and $336,465,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE U.S. Equity Research Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended June 30, 2026.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. Equity Research Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below and remain subject to repayment by the fund. At June 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE U.S. Equity Research Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $936,000 for T. Rowe Price
Services, Inc.; and $16,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.68% 0.93% 1.18% 0.04% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $(3) $(353) $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE U.S. Equity Research Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 234 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE U.S. Equity Research Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
NOTE 10 - SUBSEQUENT EVENT
On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The change from diversified to nondiversified will become effective on July 1, 2026.

T. ROWE PRICE U.S. Equity Research Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE U.S. Equity Research Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group) and first quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F108-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026